Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, net
Inventories, net	December 31, ($ in millions) 2023 2022 Raw materials 2,546 2,626 Work in process 1,284 1,189 Finished goods 2,092 2,036 Advances to suppliers 227 177 Total 6,149 6,028